Total Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Income from continuing operations before equity in net income (losses) of affiliates	¥ 402,534	¥ 337,837	¥ 338,197
Equity in net income (losses) of affiliates	(10,736)	(5,031)	(1,270)
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities	(279)	(8,509)	9,109
Less: Reclassification of realized gains and losses included in net income	1,396	4,827	1,335
Change in fair value of derivative instruments	14	2	(43)
Less: Reclassification of realized gains and losses included in net income
Foreign currency translation adjustment	(18,713)	(12,523)	3,082
Less: Reclassification of realized gains and losses included in net income	2,021	245	(24)
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(1,463)	(4,388)	4,702
Prior service cost arising during period, net	(50)	33
Less: Amortization of prior service cost	(928)	(928)	(923)
Less: Amortization of actuarial gains and losses	1,107	788	1,280
Less: Amortization of transition obligation	53	61	55
Total income taxes	¥ 374,956	¥ 312,414	¥ 355,500